Stock-Based Compensation - Non plan Stock Options (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 08, 2022	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Granted	82,512	102,974	150,161
Vesting period	42 days	4 years
Exercise price	$ 96.95	$ 165.43	$ 31.56
Pre-money valuation amount	$ 300,000
Fully diluted shares	3,094,378
Exercised	$ 121.19	$ 6.86	$ 15.81